Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 3,277	$ 4,761
Derivative financial assets	(65)	(42)
Current portion	372	1,647
Long-term portion	2,905	3,114
Derivative instrument Asset, Long-term portion	(65)	(42)
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(65)	(42)
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(65)	(42)
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(65)	(42)
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,277	4,761
Current portion	372	1,647
Long-term portion	2,905	3,114
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,252	4,598
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,060	1,030
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,026	972
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		599
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		594
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	242	241
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	239	235
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	499	497
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	482	473
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	116	116
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	95	89
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	342	342
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	346	324
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	396	396
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	415	379
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	492	492
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	519	482
Primary debt instruments [member] | Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	130	1,048
Primary debt instruments [member] | Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 130	$ 1,050